Goodwill and Other Intangible Assets - Components of Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	$ 9,080.4	$ 9,194.3
Accumulated amortization	(4,016.8)	(3,522.1)
Gross carrying amount	470.0	492.2
Total identifiable intangible assets	5,533.6	6,164.4
Technology [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	2,930.7	2,992.0
Accumulated amortization	(1,537.1)	(1,372.4)
Total identifiable intangible assets	1,393.6	1,619.6
Intellectual Property Rights [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	381.9	381.9
Accumulated amortization	(230.2)	(210.3)
Total identifiable intangible assets	151.7	171.6
Trademarks and trade names [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	522.1	527.1
Accumulated amortization	(230.7)	(202.3)
Gross carrying amount	457.0	462.7
Total identifiable intangible assets	748.4	787.5
Customer relationships [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	5,109.1	5,194.7
Accumulated amortization	(1,939.5)	(1,670.8)
Total identifiable intangible assets	3,169.6	3,523.9
In Process Research and Development (IPR&D) [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	13.0	29.5
Total identifiable intangible assets	13.0	29.5
Other [Member]
Identifiable Intangible Assets Acquired [Line Items]
Gross carrying amount	136.6	98.6
Accumulated amortization	(79.3)	(66.3)
Total identifiable intangible assets	$ 57.3	$ 32.3